INCOME TAXES (Narrative) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Applicable Tax Rates [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%
Withholding tax rate	10.00%
Statue of limitations period	3 years
Valuation allowance	(116,351,465)	(92,197,532)
Temporary differences related to investments in subsidiaries	23,000,000	82,000,000
eLong Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Valuation allowance	(78,631,363)
Beijing Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%	25.00%
Valuation allowance	(5,685,191)
Expedia [Member]
Income Tax Applicable Tax Rates [Line Items]
Ownership interest acquired, percentage	82.00%
Beijing Air [Member]
Income Tax Applicable Tax Rates [Line Items]
Valuation allowance	(10,348,377)
Beijing Travel [Member]
Income Tax Applicable Tax Rates [Line Items]
Valuation allowance	(7,479,899)
eLong Hefei [Member]
Income Tax Applicable Tax Rates [Line Items]
Valuation allowance	(9,698,599)
2015 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	561,302
2016 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	5,170,218
2017 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	2,911,704
2018 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	2,875,277
2019 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	94,102,996
High New Technology Enterprise [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
High New Technology Enterprise [Member] | eLong Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
High New Technology Enterprise [Member] | Beijing Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate					15.00%	15.00%	15.00%
High New Technology Enterprise [Member] | 2014 [Member] | eLong Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%
High New Technology Enterprise [Member] | 2015 [Member] | eLong Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%
High New Technology Enterprise [Member] | 2016 [Member] | eLong Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%
High New Technology Enterprise [Member] | 2016 [Member] | Nanjing Xici [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	12.50%
High New Technology Enterprise [Member] | 2017 [Member] | Nanjing Xici [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	12.50%
High New Technology Enterprise [Member] | 2018 [Member] | Nanjing Xici [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	12.50%
Extended period [Member]
Income Tax Applicable Tax Rates [Line Items]
Statue of limitations period	5 years
Transferring price issues [Member]
Income Tax Applicable Tax Rates [Line Items]
Statue of limitations period	10 years